22. Segment information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment information
(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2015	2014	2013
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	12,256	11,647	10,986
Engineering	6,046	7,175	7,616

	18,302	18,822	18,602

Operating loss
Trading and manufacturing	(187)	(214)	(241)
Engineering	(1,624)	(640)	106
Unallocated corporate expenses	(147)	(117)	(120)

	(1,958)	(971)	(255)

	2015	2014	2013
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	46	67	74
Engineering	10	21	34

	56	88	108

Capital Expenditures, Gross
Trading and manufacturing	11	2	31
Engineering	10	8	20

	21	10	51

	2015	2014
	US$’000	US$’000
Assets
Trading and manufacturing	5,050	5,664
Engineering	16,220	17,735

	21,270	23,399

Liabilities
Trading and manufacturing	2,468	2,929
Engineering	2,346	2,940

	4,814	5,869

(ii)           Geographical analysis of revenue by customer location is as follows:

	2015	2014	2013
	US$’000	US$’000	US$’000
Revenue -
The PRC	9,327	10,950	12,392
Hong Kong	8,726	6,177	5,919
Others	249	1,695	291

	18,302	18,822	18,602

(iii)           Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	2015	2014
	US$’000	US$’000

Hong Kong	501	532
The PRC	272	279

	773	811

(1)           Long-lived assets represent property, plant and equipment, net.

(iv)           Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2015	2014	2013

Supplier A	39%	33%	20%
Supplier B	11%	11%	8%
Supplier C	11%	11%	17%
Supplier D	6%	7%	7%
Supplier E	5%	6%	7%
Supplier F	3%	8%	8%

(v)           Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	2015	2014	2013

Customer A	11%	-	-
Customer B	10%	-	-
Customer C	6%	-	-
Customer D	6%	-	-